Exhibit 99.1

Navient Student Loan Trust 2014-1

Monthly Servicing Report

Distribution Date 04/25/2018

Collection Period 03/01/2018 - 03/31/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/29/2014	02/28/2018	03/31/2018
	Principal Balance	$717,979,937.57	$434,579,935.69	$428,889,186.25
	Interest to be Capitalized Balance	11,067,273.43	3,245,463.64	3,148,734.17
	Pool Balance	$729,047,211.00	$437,825,399.33	$432,037,920.42
	Specified Reserve Account Balance	4,867,795.00	1,094,563.50	1,080,094.80
	Adjusted Pool (1)	$733,915,006.00	$438,919,962.83	$433,118,015.22
	Weighted Average Coupon (WAC)	6.16%	6.23%	6.23%
	Number of Loans	121,418	70,758	69,546
	Aggregate Outstanding Principal Balance - Tbill		$9,391,917.18	$9,327,006.74
	Aggregate Outstanding Principal Balance - LIBOR		$428,433,482.15	$422,710,913.68
	Pool Factor		0.584631286	0.576903225
	Since Issued Constant Prepayment Rate		5.65%	5.64%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	03/26/2018	04/25/2018
	A2	63938EAB0	$3,433,463.29	$-
	A3	63938EAC8	$350,000,000.00	$347,704,040.03
	A4	63938EAD6	$60,000,000.00	$60,000,000.00
	B	63938EAE4	$20,000,000.00	$20,000,000.00

C	Account Balances	03/26/2018	04/25/2018
	Reserve Account Balance	$1,094,563.50	$1,080,094.80
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$787,306.39	$1,589,231.10
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	03/26/2018	04/25/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$438,919,962.83	$433,118,015.22
	Total Notes	$433,433,463.29	$427,704,040.03
	Difference	$5,486,499.54	$5,413,975.19
	Parity Ratio	1.01266	1.01266

Page 2 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

II.	Trust Activity 03/01/2018 through 03/31/2018

A	Student Loan Principal Receipts
	Borrower Principal	3,563,383.36
	Guarantor Principal	1,104,211.65
	Consolidation Activity Principal	2,176,808.88
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	134.11
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$6,844,538.00
B	Student Loan Interest Receipts
	Borrower Interest	849,438.51
	Guarantor Interest	48,206.54
	Consolidation Activity Interest	46,648.31
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	707.65
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	24,114.47
	Total Interest Receipts	$969,115.48
C	Reserves in Excess of Requirement	$14,468.70
D	Investment Income	$11,887.26
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(114,414.92)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(801,924.71)
M	AVAILABLE FUNDS	$6,923,669.81
N	Non-Cash Principal Activity During Collection Period	$(1,153,788.56)
O	Non-Reimbursable Losses During Collection Period	$18,680.37
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

III.	2014-1 Portfolio Characteristics

		03/31/2018				02/28/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.40%	285	$1,384,528.31	0.323%	6.40%	278	$1,345,410.26	0.310%
	GRACE	6.42%	43	$265,332.80	0.062%	6.38%	50	$305,351.36	0.070%
	DEFERMENT	6.17%	5,599	$31,330,094.45	7.305%	6.19%	5,570	$30,827,194.78	7.094%

REPAYMENT:	CURRENT	6.19%	50,255	$290,383,246.26	67.706%	6.19%	49,896	$282,732,867.12	65.059%
	31-60 DAYS DELINQUENT	6.34%	1,378	$10,106,290.95	2.356%	6.31%	2,110	$17,926,531.76	4.125%
	61-90 DAYS DELINQUENT	6.38%	1,057	$8,222,176.19	1.917%	6.06%	1,510	$11,525,627.72	2.652%
	91-120 DAYS DELINQUENT	6.07%	1,043	$7,888,872.47	1.839%	6.06%	685	$5,600,340.51	1.289%
	> 120 DAYS DELINQUENT	6.25%	1,938	$14,492,088.20	3.379%	6.35%	1,805	$12,984,295.75	2.988%

	FORBEARANCE	6.40%	7,743	$63,296,942.20	14.758%	6.38%	8,551	$69,142,508.72	15.910%
	CLAIMS IN PROCESS	6.03%	197	$1,486,195.57	0.347%	6.20%	303	$2,189,807.71	0.504%
	AGED CLAIMS REJECTED	5.59%	8	33,418.85	0.008%	0.00%	0	-	0.000%

TOTAL			69,546	$428,889,186.25	100.00%		70,758	$434,579,935.69	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

IV.	2014-1 Portfolio Characteristics (cont'd)

	03/31/2018	02/28/2018
Pool Balance	$432,037,920.42	$437,825,399.33
Outstanding Borrower Accrued Interest	$10,573,095.51	$10,612,353.79
Borrower Accrued Interest to be Capitalized	$3,148,734.17	$3,245,463.64
Borrower Accrued Interest >30 Days Delinquent	$1,264,237.20	$1,419,904.19
Total # Loans	69,546	70,758
Total # Borrowers	22,958	23,347
Weighted Average Coupon	6.23%	6.23%
Weighted Average Remaining Term	155.13	155.01
Non-Reimbursable Losses	$18,680.37	$29,876.80
Cumulative Non-Reimbursable Losses	$1,312,015.65	$1,293,335.28
Since Issued Constant Prepayment Rate (CPR)	5.64%	5.65%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$134,635.77	$134,635.77
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,174,221.32	$1,102,930.28
Borrower Interest Accrued	$2,081,483.22	$1,906,273.59
Interest Subsidy Payments Accrued	$142,381.75	$126,208.64
Special Allowance Payments Accrued	$76,734.72	$55,802.21

Page 5 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

V.	2014-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	5.96%	33,673	106,509,065.08	24.834%
	- GSL - Unsubsidized	6.20%	27,332	150,823,617.93	35.166%
	- PLUS (2) Loans	8.36%	2,221	42,601,138.79	9.933%
	- SLS (3) Loans	4.32%	7	17,883.68	0.004%
	- Consolidation Loans	5.76%	6,313	128,937,480.77	30.063%
	Total	6.23%	69,546	$428,889,186.25	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.48%	54,674	275,867,856.93	64.321%
	- Two Year	5.76%	7,685	21,622,292.24	5.041%
	- Technical	5.82%	790	2,240,992.65	0.523%
	- Other	5.76%	6,397	129,158,044.43	30.115%
	Total	6.23%	69,546	$428,889,186.25	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

VI.	2014-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$6,923,669.81
A	Trustee Fees	-	$6,923,669.81
B	Primary Servicing Fee	$82,709.55	$6,840,960.26
C	Administration Fee	$6,667.00	$6,834,293.26
D	Class A Noteholders' Interest Distribution Amount	$831,920.92	$6,002,372.34
E	Class B Noteholders' Interest Distribution Amount	$56,191.67	$5,946,180.67
F	Reserve Account Reinstatement	-	$5,946,180.67
G	Class A Noteholders' Principal Distribution Amount	$5,729,423.26	216,757.41
H	Class B Noteholders' Principal Distribution Amount	-	216,757.41
I	Unpaid Expenses of The Trustees	-	216,757.41
J	Carryover Servicing Fee	-	216,757.41
K	Remaining Amounts to the Noteholders after the first auction date	-	216,757.41
L	Excess Distribution Certificateholder	216,757.41	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$428,889,186.25
B	Interest to be Capitalized	$3,148,734.17
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,080,094.80
E	Less: Specified Reserve Account Balance	$(1,080,094.80)
F	Total	$432,037,920.42
G	Class A Notes Outstanding (after application of available funds)	$407,704,040.03
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders' Distribution Amount Before Any Amounts are Applied to the Class B Noteholders' Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

VII.	2014-1 Distributions

Distribution Amounts

	A2		A3		A4
Cusip/Isin	63938EAB0		63938EAC8		63938EAD6
Beginning Balance	$3,433,463.29		$350,000,000.00		$60,000,000.00
Index	LIBOR		LIBOR		LIBOR
Spread/Fixed Rate	0.31%	%	0.51%	%	0.75%	%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY		1 NEW YORK BUSINESS DAY		1 NEW YORK BUSINESS DAY
Accrual Period Begin	3/26/2018		3/26/2018		3/26/2018
Accrual Period End	4/25/2018		4/25/2018		4/25/2018
Daycount Fraction	0.08333333		0.08333333		0.08333333
Interest Rate*	0.02182%		0.02382%		0.02622%
Accrued Interest Factor	0.001817917		0.001984583		0.002184583
Current Interest Due	$6,241.75		$694,604.17		$131,075.00
Interest Shortfall from Prior Period Plus Accrued Interest	-		-		-
Total Interest Due	$6,241.75		$694,604.17		$131,075.00
Interest Paid	$6,241.75		$694,604.17		$131,075.00
Interest Shortfall	-		-		-
Principal Paid	$3,433,463.29		2,295,959.97		-
Ending Principal Balance	$-		$347,704,040.03		$60,000,000.00
Paydown Factor	0.033994686		0.006559886		0.000000000
Ending Balance Factor	0.000000000		0.993440114		1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

VII.	2014-1 Distributions

Distribution Amounts

	B
Cusip/Isin	63938EAE4
Beginning Balance	$20,000,000.00
Index	LIBOR
Spread/Fixed Rate	1.50%	%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	3/26/2018
Accrual Period End	4/25/2018
Daycount Fraction	0.08333333
Interest Rate*	0.03372%
Accrued Interest Factor	0.002809584
Current Interest Due	$56,191.67
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$56,191.67
Interest Paid	$56,191.67
Interest Shortfall	-
Principal Paid	-
Ending Principal Balance	$20,000,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 9 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018

VIII.	2014-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$433,433,463.29
	Adjusted Pool Balance	$433,118,015.22
	Overcollateralization Amount	$5,413,975.19
	Principal Distribution Amount	$5,729,423.26
	Principal Distribution Amount Paid	$5,729,423.26

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,094,563.50
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,094,563.50
	Required Reserve Acct Balance	$1,080,094.80
	Release to Collection Account	$14,468.70
	Ending Reserve Account Balance	$1,080,094.80

C	Floor Income Rebate Account
	Beginning Period Balance	$787,306.39
	Deposits for the Period	$801,924.71
	Release to Collection Account	-
	Ending Balance	$1,589,231.10

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 10 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 03/01/2018 - 03/31/2018, Distribution Date 04/25/2018